	RMB SMID Cap Fund
	Portfolio Holdings As of March 31, 2020 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 99.6%
	(percentage of net assets)
	AEROSPACE & DEFENSE 4.6%
	HEICO Corp.	30,911	$2,306,270
*	Teledyne Technologies, Inc.	10,659	3,168,601
			5,474,871
	AUTO COMPONENTS 1.4%
*	Fox Factory Holding Corp.	17,144	720,048
*	Visteon Corp.	20,195	968,956
			1,689,004
	BANKS 7.2%
	Cullen/Frost Bankers, Inc.	22,188	1,237,869
	First Republic Bank	33,205	2,732,107
	Pinnacle Financial Partners, Inc.	38,420	1,442,287
	ServisFirst Bancshares, Inc.	21,704	636,361
*	SVB Financial Group	9,539	1,441,152
	Webster Financial Corp.	46,316	1,060,636
			8,550,412
	BIOTECHNOLOGY 2.5%
*	Bluebird Bio, Inc.	7,296	335,324
*	Exact Sciences Corp.	17,516	1,015,928
*	Seattle Genetics, Inc.	8,904	1,027,344
*	Ultragenyx Pharmaceutical, Inc.	13,416	596,073
			2,974,669
	BUILDING PRODUCTS 1.1%
*	Trex Co., Inc.	16,235	1,301,073

	CAPITAL MARKETS 2.7%
	MarketAxess Holdings, Inc.	6,692	2,225,558
	Stifel Financial Corp.	23,928	987,748
			3,213,306
	CHEMICALS 2.1%
	RPM International, Inc.	40,905	2,433,848

	COMMERCIAL SERVICES & SUPPLIES 3.9%
	Brink's Co. (The)	28,354	1,475,826
*	Copart, Inc.	45,673	3,129,514
			4,605,340
	CONSTRUCTION MATERIALS 1.7%
	Eagle Materials, Inc.	35,521	2,075,137

	CONTAINERS & PACKAGING 2.1%
	Avery Dennison Corp.	24,537	2,499,584

	DISTRIBUTORS 1.0%
	Pool Corp.	6,310	1,241,619

	DIVERSIFIED CONSUMER SERVICES 1.9%
*	Bright Horizons Family Solutions, Inc.	21,686	2,211,972

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.8%
	FLIR Systems, Inc.	51,234	1,633,852
*	Trimble, Inc.	52,383	1,667,351
			3,301,203
	ENTERTAINMENT 0.6%
*	Roku, Inc.	7,674	671,322

	EQUITY REAL ESTATE INVESTMENT 6.9%
	Alexandria Real Estate Equities, Inc.	21,390	2,931,714
	CyrusOne, Inc.	22,767	1,405,862
	EastGroup Properties, Inc.	20,842	2,177,572
	Equity Commonwealth	51,628	1,637,124
			8,152,272
	HEALTH CARE EQUIPMENT & SUPPLIES 6.7%
*	IDEXX Laboratories, Inc.	8,294	2,009,138
*	Insulet Corp.	3,240	536,803
	Teleflex, Inc.	4,210	1,232,941
	West Pharmaceutical Services, Inc.	27,647	4,209,256
			7,988,138
	HEALTH CARE TECHNOLOGY 0.5%
*	Tabula Rasa HealthCare, Inc.	12,480	652,579

	HOTELS, RESTAURANTS & LEISURE 2.7%
	Vail Resorts, Inc.	21,620	3,193,490

	HOUSEHOLD DURABLES 1.1%
*	NVR, Inc.	516	1,325,661

	INDUSTRIAL CONGLOMERATES 1.6%
	Carlisle Cos., Inc.	14,718	1,843,871

	INFORMATION TECHNOLOGY SERVICES 3.2%
	Jack Henry & Associates, Inc.	24,718	3,837,222

	INSURANCE 5.6%
	American Financial Group, Inc.	46,461	3,255,987
*	Markel Corp.	3,650	3,386,798
			6,642,785
	LIFE SCIENCES TOOLS & SERVICES 4.7%
	Bio-Techne Corp.	13,671	2,592,295
*	Repligen Corp.	30,688	2,962,619
			5,554,914
	MACHINERY 6.0%
	Graco, Inc.	52,365	2,551,746
	IDEX Corp.	19,037	2,629,200
	ITT, Inc.	41,583	1,886,205
			7,067,151
	METALS & MINING 1.4%
	Steel Dynamics, Inc.	75,462	1,700,913

	OIL, GAS & CONSUMABLE FUELS 1.2%
	Diamondback Energy, Inc.	27,072	709,286
*	WPX Energy, Inc.	221,450	675,423
			1,384,709

	PHARMACEUTICALS 2.9%
*	Catalent, Inc.	65,041	3,378,880

	ROAD & RAIL 2.2%
	Old Dominion Freight Line, Inc.	19,680	2,583,197

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.9%
	MKS Instruments, Inc.	27,416	2,233,033
	Monolithic Power Systems, Inc.	13,969	2,339,249
			4,572,282
	SOFTWARE 11.0%
*	Digimarc Corp.	34,336	448,085
*	Fair Isaac Corp.	13,339	4,104,277
*	Guidewire Software, Inc.	19,042	1,510,221
*	Proofpoint, Inc.	14,435	1,480,887
*	PTC, Inc.	38,379	2,349,178
*	Tyler Technologies, Inc.	10,494	3,112,101
			13,004,749
	TEXTILES, APPAREL & LUXURY GOODS 2.4%
	Columbia Sportswear Co.	26,892	1,876,255
	Wolverine World Wide, Inc.	62,197	945,394
			2,821,649
	Total Common Stocks (Cost: $93,666,337)		117,947,822

	Short-Term Investments 0.2%
	(percentage of net assets)
	MONEY MARKET FUNDS 0.2%
	First American Government Obligations Fund - Class X - 0.43% [a]	300,952	300,952
	Total Short-Term Investments (Cost: $300,952)		300,952

	Total Investments 99.8% (Cost: $93,967,289)		$118,248,774
	Cash and other assets, less liabilities 0.2%		199,431
	Net Assets 100.0%		$118,448,205

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depository Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’
process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2020	Level 1	Level 2	Level 3	Total
RMB SMID Cap Fund
Assets
Common Stock*	$117,947,822	$-	$-	$117,947,822
Short-Term Investments	300,952	-	-	300,952
Total Investments in Securities	$118,248,774	$-	$-	$118,248,774

*	Refer to the Fund's Portfolio Holdings for the breakdown of major categories